Principal Activities and Organization (Consolidated Financial Information of Variable Interest Entities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Total assets	$ 247,718,000	$ 160,482,000
Total liabilities	34,369,000	12,231,000
Total net revenue	91,768,000	40,671,000	17,695,000
Net (loss)/income	9,962,000	10,250,000	(9,830,000)
Net increase/(decrease) in cash and cash equivalents balance	(50,648,000)	51,544,000	16,262,000
Statutory reserve	2,938,000	0
VIE and VIE's subsidiaries [Member]
Variable Interest Entity [Line Items]
Total assets	198,669,000	84,873,000
Total liabilities	163,761,000	86,144,000
Total net revenue	54,461,000	23,039,000	11,400,000
Net (loss)/income	4,399,000	(3,829,000)	2,829,000
Net increase/(decrease) in cash and cash equivalents balance	(7,464,000)	66,007,000	6,936,000
Percentage of Group's total net revenue	59.00%	57.00%	64.00%
Registered capital	17,567,000
Statutory reserve	$ 242,000